FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/02

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	1/23/03

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         66 data records

Form 13F Information Table Value Total:         68,280 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206     1086    26580 SH       SOLE                     1500             25080
General Motors 5.25% Conv Pfd  PFD CV           370442733      872    37750 SH       SOLE                     1950             35800
Motorola Equity Units $3.50 Cv PFD CV           620076208      454    14200 SH       SOLE                     2300             11900
AFLAC, Inc.                    COM              001055102     1432    47550 SH       SOLE                     2600             44950
AOL Time Warner                COM              00184A105      431    32912 SH       SOLE                     6125             26787
Allstate                       COM              020002101      491    13285 SH       SOLE                      962             12323
American Express Co.           COM              025816109     2434    68860 SH       SOLE                     9450             59410
American Int'l Group           COM              026874107      655    11321 SH       SOLE                     1843              9478
American Power Conversion      COM              029066107      226    14900 SH       SOLE                     7400              7500
Amgen                          COM              031162100     2292    47423 SH       SOLE                     6750             40673
Amphenol Corp. A               COM              032095101      570    15000 SH       SOLE                     1350             13650
Archer-Daniels-Midland         COM              039483102      400    32250 SH       SOLE                     5000             27250
Ariba Inc.                     COM              04033V104       67    26900 SH       SOLE                     8550             18350
BB & T Corp.                   COM              054937107      412    11150 SH       SOLE                     2200              8950
Biogen Inc.                    COM              090597105      240     6000 SH       SOLE                      200              5800
Boeing Co.                     COM              097023105      886    26850 SH       SOLE                     3300             23550
Bristol-Myers Squibb Co.       COM              110122108     1204    52020 SH       SOLE                     5350             46670
Check Point Software Technolog COM              M22465104      395    30450 SH       SOLE                     5200             25250
Citigroup, Inc.                COM              172967101     2332    66279 SH       SOLE                     7019             59260
Comerica, Inc.                 COM              200340107     1546    35750 SH       SOLE                     4325             31425
Compuware Corp.                COM              205638109      282    58700 SH       SOLE                    10700             48000
Corning Inc.                   COM              219350105       67    20130 SH       SOLE                      600             19530
Deutsche Telekom AG            COM              251566105      158    12450 SH       SOLE                     2300             10150
Duke Energy Corp.              COM              264399106      608    31091 SH       SOLE                     6575             24516
El Paso Corp.                  COM              28336L109      163    23350 SH       SOLE                      450             22900
Elan Corp  plc ADR             COM              284131208      192    77950 SH       SOLE                    11300             66650
Electronic Data Systems Corp.  COM              285661104     1075    58350 SH       SOLE                    10900             47450
Exxon Mobil Corp.              COM              30231G102      200     5725 SH       SOLE                                       5725
FPL Group, Inc.                COM              302571104     4136    68780 SH       SOLE                     8700             60080
Fannie Mae                     COM              313586109     2723    42325 SH       SOLE                     6750             35575
General Dynamics               COM              369550108      943    11875 SH       SOLE                     2100              9775
General Electric               COM              369604103     2528   103840 SH       SOLE                    12509             91331
General Motors Cl. H           COM              370442832     1047    97825 SH       SOLE                    14525             83300
Hewlett-Packard                COM              428236103      185    10658 SH       SOLE                      900              9758
Home Depot                     COM              437076102     1059    44101 SH       SOLE                     4800             39301
Honeywell Int'l                COM              438516106     1654    68925 SH       SOLE                    10925             58000
Hospitality Properties Trust   COM              44106M102     1028    29200 SH       SOLE                     2600             26600
IBM Corp.                      COM              459200101     2341    30210 SH       SOLE                     3900             26310
Intel Corp.                    COM              458140100      185    11860 SH       SOLE                      400             11460
JDS Uniphase Corporation       COM              46612J101       98    39550 SH       SOLE                     6700             32850
Jefferson-Pilot Corp.          COM              475070108     2444    64124 SH       SOLE                     7950             56174
Johnson & Johnson              COM              478160104     1813    33750 SH       SOLE                     4200             29550
Kimberly-Clark Corp.           COM              494368103     2140    45075 SH       SOLE                     5625             39450
Liberty Media Corp - A         COM              530718105     1094   122355 SH       SOLE                    17112            105243
Marsh & McLennan Cos. Inc.     COM              571748102     1553    33616 SH       SOLE                     5000             28616
McDonalds Corp.                COM              580135101      179    11150 SH       SOLE                      300             10850
Merck & Co., Inc.              COM              589331107     3044    53764 SH       SOLE                     7000             46764
Microsoft Corp.                COM              594918104     3320    64207 SH       SOLE                     7950             56257
Motorola, Inc                  COM              620076109      292    33728 SH       SOLE                     3230             30498
NEXTEL Communications 'A'      COM              65332V103      231    20000 SH       SOLE                     3700             16300
Nokia Corp. ADR 'A'            COM              654902204      283    18260 SH       SOLE                     1600             16660
Oracle Corp.                   COM              68389X105      267    24700 SH       SOLE                      400             24300
Perrigo Co.                    COM              714290103      129    10650 SH       SOLE                     2000              8650
Pfizer, Inc.                   COM              717081103     1943    63545 SH       SOLE                     4300             59245
Pitney Bowes                   COM              724479100      626    19175 SH       SOLE                                      19175
Popular Inc.                   COM              733174106     1152    34090 SH       SOLE                    11840             22250
Raytheon Company               COM              755111507      532    17300 SH       SOLE                     1200             16100
Royal Dutch Petroleum Co.      COM              780257804     2089    47450 SH       SOLE                     6700             40750
Sara Lee Corp.                 COM              803111103     2966   131750 SH       SOLE                    17000            114750
Schering-Plough                COM              806605101      451    20300 SH       SOLE                      300             20000
Solectron Corp.                COM              834182107      236    66600 SH       SOLE                    12350             54250
Stryker Corp.                  COM              863667101      362     5400 SH       SOLE                                       5400
Sun Microsystems Inc.          COM              866810104      123    39420 SH       SOLE                     2700             36720
Synopsys, Inc.                 COM              871607107      581    12600 SH       SOLE                      700             11900
Teva Pharm. Indus. ADR         COM              881624209      892    23100 SH       SOLE                     4250             18850
Walt Disney Co.                COM              254687106      442    27100 SH       SOLE                      950             26150
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